Other Non-Operating Income (Details) - Schedule of Other Non-Operating Income - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Other Non-Operating Income [Abstract]
Rental income		$ 16,010		$ 130,900	$ 120,345
Tax subsidies and deductions	73		14	34,886	11,622
Government subsidies	30	2,363	1,314	3,441
Others income/(expenses)	895	9,663	13,229	(55,569)	(77,887)
Total	$ 998	$ 28,036	$ 14,557	$ 113,658	$ 54,080